Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments [Table Text Block]
Summarized financial information for MPL for the years ended December 31, 2015, 2014 and 2013 and as of December 31, 2015 and 2014, was as follows:

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Revenues	$206,195	$184,712	$24,082
Operating costs and expenses	88,909	141,250	12,524
Income from operations	117,286	43,462	11,558
Net income	96,485	22,821	9,524
Net income attributable to MPL unitholders	86,832	13,168	8,174

	December 31, 2015	December 31, 2014
	(In thousands)
Current assets	$24,020	$9,578
Noncurrent assets	441,825	450,662
Total assets	$465,845	$460,240

Current liabilities	$17,658	$21,887
Noncurrent liabilities	—	—
Total liabilities	$17,658	$21,887

Equity	$448,187	$438,353